UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: August 31, 2015

Date of reporting period:  November 30, 2014

Item 1. Schedule of Investments.

Hilton Yield Plus Fund
Schedule of Investments
November 30, 2014 (Unaudited)

	Shares	Fair Value
COMMON STOCKS - 33.2%
Consumer Cyclical - 5.3%
McDonald's Corp.	9,165	$887,263
Wal-Mart Stores, Inc.	16,200	1,418,148
		2,305,411
Consumer Non Cyclical - 6.4%
B&G Foods, Inc.	31,000	887,220
Kraft Foods Group, Inc.	13,000	782,210
Pfizer, Inc.	23,000	716,450
Tootsie Roll Industries, Inc.	14,150	412,331
		2,798,211
Energy - 2.8%
Plains GP Holdings LP, Class A	47,000	1,221,060
Financial - 18.7%
American Capital Agency Corp. - REIT	39,000	899,925
Bryn Mawr Bank Corp.	14,100	414,963
Cherry Hill Mortgage Investment Corp.	33,000	623,700
Community Bank System, Inc.	10,150	375,448
Gramercy Property Trust, Inc. - REIT	152,800	901,520
Heritage Financial Corp.	22,000	372,460
Independence Realty Trust, Inc. - REIT	73,000	689,120
Medley Capital Corp.	70,000	781,200
Medley Management, Inc., Class A	65,250	1,089,675
Sterling Bancorp	59,850	800,793
Two Harbors Investment Corp. - REIT	84,000	882,840
Westwood Holdings Group, Inc.	6,250	372,438
		8,204,082
Total Common Stocks
(Cost $14,364,283)		14,528,764

PREFERRED STOCKS - 17.6%
Consumer Cyclical - 1.7%
M/I Homes, Inc., Series A	30,000	763,200

Financial - 15.9%
AG Mortgage Investment Trust, Inc., Series A	1,650	41,250
Apollo Residential Mortgage, Inc., Series A	20,000	496,600
Arbor Realty Trust, Inc.	17,500	433,475
Arlington Asset Investment Corp.	12,000	299,400
Bank of America Corp., Series H	23,000	419,750
Boston Private Financial Holdings, Inc.	10,500	261,450
Colony Financial, Inc., Series A	13,350	366,324
Countrywide Capital IV, Series A	31,000	797,630
Countrywide Capital V, Series B	31,635	817,132
Customers Bancorp, Inc.	21,400	559,610
CYS Investments, Inc., Series A	13,000	322,530
Dynex Capital, Inc., Series B	1,900	46,018
HCI Group, Inc.	22,500	597,375
RAIT Financial Trust - REIT	30,200	730,840
State Street Corp.	30,000	750,600
		6,939,984
Total Preferred Stocks
(Cost $7,620,374)		7,703,184

	Shares/Par
MASTER LIMITED PARTNERSHIPS - 10.3%
American Midstream Partners LP	12,925	288,486
Enable Midstream Partners, LP	35,085	705,910
Enterprise Products Partners L.P.	37,900	1,415,186
Magellan Midstream Partners, L.P.	16,250	1,346,963
Tallgrass Energy Partners LP	18,000	769,140
Total Master Limited Partnerships
(Cost $4,057,235)		4,525,685

CLOSED END FUNDS - 9.3%
Alpine Total Dynamic Dividend Fund	168,000	1,476,720
DoubleLine Opportunistic Credit Fund	25,170	631,515
Nuveen Mortgage Opportunity Term Fund	42,000	981,540
PIMCO Dynamic Income Fund	30,000	990,300
Total Closed End Funds
(Cost $4,014,106)		4,080,075

CORPORATE BONDS - 4.0%
Abbvie, Inc.
2.900%, 11/06/2022	925,000	906,411
Google, Inc.
3.375%, 02/25/2024	800,000	835,250
Total Corporate Bonds
(Cost $1,725,988)		1,741,661

CONVERTIBLE BONDS - 3.6%
Colony Financial, Inc.
3.875%, 01/15/2021	750,000	776,719
HCI Group, Inc.
3.875%, 03/15/2019 (a)	850,000	805,375
Total Convertible Bonds
(Cost $1,595,848)		1,582,094

EXCHANGE TRADED FUNDS - 2.9%
JPMorgan Alerian MLP Index ETN	17,215	838,715
ProShares Short S&P 500 Fund *	19,500	424,710
Total Exchange Traded Funds
(Cost $1,275,695)		1,263,425

CONVERTIBLE PREFERRED STOCK - 1.5%
Wheeler Real Estate Investment Trust, Series B
(Cost $747,390)	30,000	683,700

SHORT-TERM INVESTMENT - 14.3%
Fidelity Institutional Money Market Portfolio, 0.05% ^
(Cost $6,244,828)	6,244,828	6,244,828

Total Investments - 96.7%
(Cost $41,645,747)		42,353,416
Other Assets and Liabilities, Net - 3.3%		1,434,565
Total Net Assets - 100.0%		$43,787,981

*	Non-income producing security.
(a)
Security purchased within the terms of a private placement memorandum, exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "qualified institutional buyers."  As of November 30, 2014, the value of this investment was $805,375 or 1.8% of total net assets.

^	Variable Rate Security- The rate shown is the rate in effect as of November 30, 2014.
ETN - Exchange Traded Note
REIT - Real Estate Investment Trust

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an active market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of November 30, 2014:
	Level 1	Level 2	Level 3	Total
Common Stocks	$14,528,764	$-	$-	$14,528,764
Preferred Stocks	6,081,159	1,622,025	-	7,703,184
Master Limited Partnerships	4,525,685	-	-	4,525,685
Closed End Funds	4,080,075	-	-	4,080,075
Corporate Bonds	-	1,741,661	-	1,741,661
Convertible Bonds	-	1,582,094	-	1,582,094
Exchange Traded Funds	1,263,425	-	-	1,263,425
Convertible Preferred Stock	683,700	-	-	683,700
Short-Term Investment	6,244,828	-	-	6,244,828
Total Investments	$37,407,636	$4,945,780	$-	$42,353,416

Transfers between levels are recognized at the end of the reporting period. During the period ended November 30, 2014, the Fund recognized no transfers to/from Level 1 or Level 2. The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at November 30, 2014 was as follows*:

Hilton Yield Plus Fund

Cost of investments	$41,645,747

Gross unrealized appreciation	1,352,887
Gross unrealized depreciation	(645,218)
Net unrealized appreciation	$707,669

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year's federal income tax information, please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  January 8, 2015

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  January 8, 2015

By (Signature and Title)* /s/  Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date  January 8, 2015